Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
Note 12 – Leases
Our operating lease assets primarily represent manufacturing and research and development facilities, warehouses and offices. Total operating lease expense was $457 and $421 for the years ended December 31, 2023 and 2022, of which $76 and $75 was attributable to variable lease expenses.
For the years ended December 31, 2023 and 2022, cash payments against operating lease liabilities totaled $323 and $294 and non-cash
transactions totaled $488 and $245 to recognize operating assets and liabilities for new leases.
Supplemental Consolidated Statement of Financial Position information related to leases consisted of the following at December 31:

	2023	2022
Operating leases:
Operating lease right-of-use assets	$1,690	$1,451
Current portion of lease liabilities	296	276
Non-current portion of lease liabilities	1,518	1,305

Total operating lease liabilities	$1,814	$1,581

Weighted average remaining lease term (years)	11	12
Weighted average discount rate	3.21%	4.13%

Operating lease assets are included in Other assets, net, with the related liabilities included in Accrued liabilities and Other long-term liabilities.
Maturities of operating lease liabilities for the next five years are as follows:

Operating leases
2024	$358
2025	317
2026	279
2027	230
2028	182
Thereafter	1,032

Total lease payments	2,398
Less imputed interest	(584)

Total	$1,814

As of December 31, 2023, we have entered into leases that have not yet commenced of $430, primarily for a maintenance, repair and overhaul hangar that will support military aircraft programs. These leases will commence in 2024 with lease terms of 2 years to 27 years.